Products revenue - Summary of Disaggregation of Revenue (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Summary Of Information About Product Revenue [Line Items]
Revenues	¥ 281,767,000	$ 38,602	¥ 82,225,000	¥ 473,740,000
Intelligent Router Products [Member]
Summary Of Information About Product Revenue [Line Items]
Revenues			¥ 13,839,000